DEPRECIATION, AMORTIZATION AND IMPAIRMENT LOSSES - Schedule of depreciation and amortization by asset type (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
DEPRECIATION, AMORTIZATION AND IMPAIRMENT LOSSES
Total	$ 384.2	$ 273.8	$ 220.9
Buildings and constructions
DEPRECIATION, AMORTIZATION AND IMPAIRMENT LOSSES
Depreciation:	64.7	44.3	34.3
Buildings and constructions | Right-of-use
DEPRECIATION, AMORTIZATION AND IMPAIRMENT LOSSES
Depreciation:	159.1	115.4	79.0
Machinery and equipment
DEPRECIATION, AMORTIZATION AND IMPAIRMENT LOSSES
Depreciation:	54.0	43.3	37.8
Machinery and equipment | Right-of-use
DEPRECIATION, AMORTIZATION AND IMPAIRMENT LOSSES
Depreciation:	9.3	9.3	8.4
Customer relationship
DEPRECIATION, AMORTIZATION AND IMPAIRMENT LOSSES
Amortization:	26.4	23.8	23.8
Other intangible assets
DEPRECIATION, AMORTIZATION AND IMPAIRMENT LOSSES
Amortization:	$ 70.7	$ 37.7	$ 37.6